UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2002
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Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             07/25/2002
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[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
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     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
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Form 13F Information Table Entry Total: 89
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Form 13F Information Table Value Total: $  67,715
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

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          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Exxon Mobil Corporation        COMMON STOCK     91927806       3,202,358       78,259       SOLE          N/A        SOLE
General Electric               COMMON STOCK     369604103      2,051,221       70,610       SOLE          N/A        SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,001,401       87,935       SOLE          N/A        SOLE
UnitedHealth Group             COMMON STOCK     910581107      1,932,071       21,104       SOLE          N/A        SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,896,640       59,270       SOLE          N/A        SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109      1,887,263       25,590       SOLE          N/A        SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,873,007       61,010       SOLE          N/A        SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,863,642       72,515       SOLE          N/A        SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,808,705       37,525       SOLE          N/A        SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,662,248       33,717       SOLE          N/A        SOLE
United Technologies            COMMON STOCK     913017109      1,576,978       23,225       SOLE          N/A        SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,560,084       28,360       SOLE          N/A        SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,540,352       28,160       SOLE          N/A        SOLE
Philip Morris Companies        COMMON STOCK     718154107      1,396,974       31,982       SOLE          N/A        SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,356,915       22,096       SOLE          N/A        SOLE
Home Depot                     COMMON STOCK     437076102      1,258,223       34,256       SOLE          N/A        SOLE
Sherwin Williams               COMMON STOCK                    1,255,863       41,960       SOLE          N/A        SOLE
Southern Company               COMMON STOCK     842587107      1,242,316       45,340       SOLE          N/A        SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,216,613       23,280       SOLE          N/A        SOLE
Block H & R Incorporated       COMMON STOCK                    1,211,438       26,250       SOLE          N/A        SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,116,930       28,824       SOLE          N/A        SOLE
MBNA Corporation               COMMON STOCK     55262L100      1,108,804       33,529       SOLE          N/A        SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101      1,086,041       22,074       SOLE          N/A        SOLE
U S Bancorp Del                COMMON STOCK                    1,046,314       44,810       SOLE          N/A        SOLE
Quest Diagnostic Inc           COMMON STOCK                    1,040,345       12,090       SOLE          N/A        SOLE
BP PLC                         COMMON STOCK     55622104       1,016,515       20,133       SOLE          N/A        SOLE
Walgreen Company               COMMON STOCK     931422109        966,716       25,025       SOLE          N/A        SOLE
Wells Fargo                    COMMON STOCK     949746101        961,903       19,215       SOLE          N/A        SOLE
Washington Mutual Inc          COMMON STOCK                      859,468       23,160       SOLE          N/A        SOLE
AmeriGas Partners LP           COMMON STOCK     30975106         808,766       35,225       SOLE          N/A        SOLE
Buckeye Partners LP            COMMON STOCK                      772,987       21,805       SOLE          N/A        SOLE
Household International        COMMON STOCK     441815107        676,169       13,605       SOLE          N/A        SOLE
Verizon Communications         COMMON STOCK     92343V104        666,129       16,591       SOLE          N/A        SOLE
Auto Data Processing           COMMON STOCK     53015103         647,589       14,870       SOLE          N/A        SOLE
MBIA Inc.                      COMMON STOCK                      644,159       11,395       SOLE          N/A        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                      642,233       27,030       SOLE          N/A        SOLE
American Intl Group Inc.       COMMON STOCK     26874107         637,132        9,338       SOLE          N/A        SOLE
Pharmacia Corp                 COMMON STOCK     71713U102        623,543       16,650       SOLE          N/A        SOLE
3M Company                     COMMON STOCK     604059105        620,781        5,047       SOLE          N/A        SOLE
General Dynamics Corp          COMMON STOCK                      617,894        5,810       SOLE          N/A        SOLE
IBM                            COMMON STOCK     459200101        605,376        8,408       SOLE          N/A        SOLE
Cisco Systems                  COMMON STOCK     17275R102        602,738       43,207       SOLE          N/A        SOLE
Target Corp                    COMMON STOCK     872540109        578,358       15,180       SOLE          N/A        SOLE
Allstate Corp                  COMMON STOCK     20002101         574,299       15,530       SOLE          N/A        SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        573,048       10,233       SOLE          N/A        SOLE
Medtronic Inc.                 COMMON STOCK     585055106        560,949       13,091       SOLE          N/A        SOLE
Abbott Laboratories            COMMON STOCK     2824100          544,231       14,455       SOLE          N/A        SOLE
Sysco Corp.                    COMMON STOCK     871829107        534,056       19,620       SOLE          N/A        SOLE
Emerson Electric Company       COMMON STOCK     291011104        523,328        9,780       SOLE          N/A        SOLE
Dell Computer Corp             COMMON STOCK     247025109        479,669       18,350       SOLE          N/A        SOLE
Liberty Media New Ser A        COMMON STOCK                      466,100       46,610       SOLE          N/A        SOLE
Duke Energy                    COMMON STOCK     264399106        459,969       14,790       SOLE          N/A        SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        457,767       12,837       SOLE          N/A        SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         457,238       13,350       SOLE          N/A        SOLE
Keycorp Inc New                COMMON STOCK                      453,562       16,614       SOLE          N/A        SOLE
Pfizer Incorporated            COMMON STOCK     717081103        452,410       12,926       SOLE          N/A        SOLE
McGraw Hill Cos Inc            COMMON STOCK                      452,228        7,575       SOLE          N/A        SOLE
Vodafone Airtouch ADR          COMMON STOCK     92857T107        450,450       33,000       SOLE          N/A        SOLE
Intel Corporation              COMMON STOCK     458140100        448,035       24,523       SOLE          N/A        SOLE
Alcoa Inc.                     COMMON STOCK     13817101         439,901       13,270       SOLE          N/A        SOLE
Procter & Gamble               COMMON STOCK     742718109        438,106        4,906       SOLE          N/A        SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        413,730       12,921       SOLE          N/A        SOLE
Polaris Industries             COMMON STOCK     731068102        376,025        5,785       SOLE          N/A        SOLE
EOG Resources                  COMMON STOCK     293562104        346,780        8,735       SOLE          N/A        SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        339,486        4,795       SOLE          N/A        SOLE
Concord E F S Inc.             COMMON STOCK     206197105        331,540       11,000       SOLE          N/A        SOLE
Merck & Co.                    COMMON STOCK     58933107         327,843        6,474       SOLE          N/A        SOLE
Sara Lee Corp                  COMMON STOCK     803111103        320,622       15,534       SOLE          N/A        SOLE
Nokia Corp                     COMMON STOCK     654902204        319,212       22,045       SOLE          N/A        SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         318,250        6,365       SOLE          N/A        SOLE
ChevronTexaco Corp             COMMON STOCK     166741100        318,158        3,595       SOLE          N/A        SOLE
Hewlett Packard Company        COMMON STOCK     4.28236E+11      309,726       20,270       SOLE          N/A        SOLE
Caterpillar Inc.               COMMON STOCK     149123101        297,029        6,068       SOLE          N/A        SOLE
Nabors Industries Ltd          COMMON STOCK                      295,285        8,365       SOLE          N/A        SOLE
Freddie Mac Voting Shares      COMMON STOCK                      257,040        4,200       SOLE          N/A        SOLE
American Express Company       COMMON STOCK     25816109         254,240        7,000       SOLE          N/A        SOLE
BellSouth Corporation          COMMON STOCK     79860102         252,000        8,000       SOLE          N/A        SOLE
SBC Communications Inc.        COMMON STOCK     78387G103        245,037        8,034       SOLE          N/A        SOLE
Donaldson Company Inc          COMMON STOCK                      220,577        6,295       SOLE          N/A        SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      210,692        4,531       SOLE          N/A        SOLE
Fiserv Inc                     COMMON STOCK                      210,532        5,735       SOLE          N/A        SOLE
Xcel Energy Inc                COMMON STOCK                      202,431       12,071       SOLE          N/A        SOLE
AOL Time Warner Inc            COMMON STOCK     00184A105        190,200       12,930       SOLE          N/A        SOLE
US Energy Corp Wyo             COMMON STOCK                      164,032       63,776       SOLE          N/A        SOLE
Oracle Corp.                   COMMON STOCK     68389X105        126,709       13,380       SOLE          N/A        SOLE
Elan Corp Plc Spon Adr         COMMON STOCK     284131208         92,935       16,990       SOLE          N/A        SOLE
Sun Microsystems               COMMON STOCK     866810104         68,286       13,630       SOLE          N/A        SOLE
Ben Ezra Weinstein New         COMMON STOCK                           10       50,000       SOLE          N/A        SOLE
Pacer Energy                   COMMON STOCK                            0       35,000       SOLE          N/A        SOLE